Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Mar. 26, 2021 $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Ordinary shares, issued shares		56,000,000	56,000,000	56,000,000	56,000,000	50,000,000
Ordinary shares value		¥ 36	$ 5	¥ 36	$ 6	$ 5
ADS
Number of ordinary shares per ADS	2
IPO | ADS
Issuance of shares through IPO (in shares)	3,000,000
ADS price per share | $ / shares	$ 10.00
Number of ordinary shares per ADS	2